Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other payables - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accrued expenses and other current liabilities
Deposits received from customers	$ 20,592	$ 27,615
Accrued expenses	36,883	90,491
VAT and other taxes payable	200,342	216,516
Payroll payable	51,184	45,369
Total	$ 309,001	$ 379,991